LOSS PER SHARE	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
LOSS PER SHARE [Text Block]

10. LOSS PER SHARE

A. Basic and Diluted loss per share

Basic loss per share is computed by dividing the loss for the period by the weighted average number of shares of common stock outstanding during the period. Diluted earnings (loss) per share is computed by dividing net income (loss) less any preferred dividends for the period by the weighted average number of shares of common stock outstanding plus, if potentially dilutive common shares outstanding during the period. The Company does not pay dividends or have participating shares outstanding.

	For the Year Ended
(in thousands of shares)	December 31, 2021	December 31, 2020
Issued ordinary shares at the beginning of the period	161,721	41,797
Effect of Qualifying Transaction	-	53,560
Effect of Warrant Exercise	8,762	5,211
Effect of Pipe Transaction	-	1,279
Effect of Conversion of Preferred Units	-	-
Weighted-average numbers of ordinary shares	170,483	101,847

Loss per share
Basic and diluted loss per share	(0.07)	(0.04)